Income From Other Fixed Asset Investments (Details) - Schedule Of Income From Other Fixed Asset Investments - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Loss From Other Fixed Asset Investments [Line Items]
Income from disposal of asset held at book value	£ 0	£ 530,170	£ 530,170	£ 0	£ 0
Dividends from other fixed asset investments			17,619	3,158	62,995
Other income	10,370	17,619
Total income from other fixed asset investments	£ 10,370	£ 547,789	£ 547,789	£ 3,158	£ 62,995